Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common stockholders	$ 4.45	$ 5.03	$ 9.04
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 4.45	$ 5.03	$ 9.04
Weighted average number of shares, basic	29,739,492	29,505,603	29,505,603
Weighted average number of shares, diluted	29,739,492	29,505,603	29,505,603